Consolidated Financial Statements Issuance	12 Months Ended
Dec. 31, 2018
Disclosure of Consolidated Financial Statements Issuance [Abstract]
Consolidated financial statements issuance
26)	Consolidated financial statements issuance

These consolidated financial statements have been issued on July 30, 2019 by Ing. Luis García Limón and C.P. Mario Moreno Cortez, General Director and Financial Coordinator of Grupo Simec, S.A.B. de C.V., for the approval of the Audit Committee and, where appropriate, by the Board of Directors.